Long-Term Debt	6 Months Ended
Jun. 30, 2024
Long-Term Debt [Abstract]
Long-Term Debt
6.	Long-Term Debt:

The amounts of long-term debt shown in the accompanying unaudited condensed consolidated balance sheets of December 31, 2023 and June 30, 2024, are analyzed as follows:

Loan facilities	Borrowers	As of December 31, 2023	As of June 30, 2024
$18.0 Million Term Loan Facility	Rocket- Gamora	5,257,200	—
Total long-term debt		$5,257,200	$—
Less: Deferred financing costs		(43,414)	—
Total long-term debt, net of deferred finance costs		5,213,786	—

Presented:
Current portion of long-term debt		$1,345,600	$—
Less: Current portion of deferred finance costs		(34,311)	—
Current portion of long-term debt, net of deferred finance costs		$1,311,289	$—

Non-Current portion of long-term debt		3,911,600	—
Less: Non-Current portion of deferred finance costs		(9,103)	—
Non-Current portion of long-term debt, net of deferred finance costs		$3,902,497	$—

$18.0 Million Term Loan Facility

Details of the Company’s $18.0 million senior secured term loan facility between Alpha Bank S.A, Rocket and Gamora may be found in Note 6 to the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report.

During the six months ended June 30, 2024, the Company used part of the proceeds of the sale of the M/T Wonder Sirius (Note 5) to fully repay the remaining outstanding balance of $5.3 million under the $18.0 Million Term Loan Facility. As a result, the Company had no outstanding indebtedness under any facility as of June 30, 2024.

Restricted cash as of December 31, 2023 and June 30, 2024, non-current, comprised $0.4 million and $0 million of minimum liquidity deposits required pursuant to the $18.0 Million Term Loan Facility, respectively.

The weighted average interest rate on long-term debt for the six months ended June 30, 2023 and 2024, was 7.9% and 8.6%, respectively.

Total interest incurred on long-term debt for the six months ended June 30, 2023 and 2024, amounted to $495,701 and $30,041, respectively, and is included in ‘Interest and finance costs’ (Note 16) in the accompanying unaudited interim condensed consolidated statements of comprehensive income.